STOCKSNIPS AI POWERED SENTIMENT US ALL CAP ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 3.6%
Interactive Media & Services - 3.6%
Alphabet, Inc. - Class C	2,428	$684,259

Consumer Discretionary - 3.0%
Automotive Retail - 3.0%
Lithia Motors, Inc.	1,820	571,626

Consumer Staples - 2.8%
Food Distributors - 2.8%
US Foods Holding Corp. (a)	7,273	528,165

Financials - 7.1%
Asset Management & Custody Banks - 3.0%
Brookfield Asset Management Ltd.	10,521	568,765

Transaction & Payment Processing Services - 4.1%
Dlocal Ltd.	53,277	780,508
Total Financials		1,349,273

Health Care - 20.5%
Biotechnology - 3.3%
ADMA Biologics, Inc. (a)	40,955	633,983

Health Care Equipment - 6.7%
IDEXX Laboratories, Inc. (a)	1,145	720,789
ResMed, Inc.	2,254	556,468
		1,277,257
Health Care Facilities - 3.8%
Ensign Group, Inc.	4,013	722,741

Health Care Services - 3.3%
Quest Diagnostics, Inc.	3,579	629,725

Health Care Technology - 3.4%
Doximity, Inc. - Class A (a)	9,938	655,908
Total Health Care		3,919,614

Industrials - 25.4%(b)
Aerospace & Defense - 3.6%
BWX Technologies, Inc.	3,205	684,620

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 3.0%
REV Group, Inc.	11,024	$565,201

Data Processing & Outsourced Services - 5.6%
Broadridge Financial Solutions, Inc.	2,434	536,453
Maximus, Inc.	6,531	542,857
		1,079,310
Electrical Components & Equipment - 7.1%
AMETEK, Inc.	3,302	667,367
nVent Electric PLC	5,987	684,614
		1,351,981
Environmental & Facilities Services - 2.8%
Waste Management, Inc.	2,652	529,790

Research & Consulting Services - 3.3%
CACI International, Inc. - Class A (a)	1,141	641,527
Total Industrials		4,852,429

Information Technology - 34.2%(b)
Application Software - 9.1%
Autodesk, Inc. (a)	1,854	558,685
BlackLine, Inc. (a)	10,371	593,740
PTC, Inc. (a)	2,932	582,119
		1,734,544
Communications Equipment - 8.7%
F5, Inc. (a)	1,820	460,551
Motorola Solutions, Inc.	1,278	519,775
Ubiquiti, Inc.	869	684,060
		1,664,386
Electronic Components - 7.1%
Amphenol Corp. - Class A	9,700	1,351,598

Electronic Manufacturing Services - 3.9%
TE Connectivity PLC	3,004	742,018

Semiconductors - 3.1%
Rambus, Inc. (a)	5,724	588,656

Systems Software - 2.3%
Commvault Systems, Inc. (a)	3,205	446,200
Total Information Technology		6,527,402

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Utilities - 3.2%
Electric Utilities - 3.2%
NRG Energy, Inc.	3,562	$612,165
TOTAL COMMON STOCKS (Cost $18,020,074)		19,044,933

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.03% (c)	65,526	65,526
TOTAL MONEY MARKET FUNDS (Cost $65,526)		65,526

TOTAL INVESTMENTS - 100.1% (Cost $18,085,600)		$19,110,459
Liabilities in Excess of Other Assets - (0.1)%		(9,892)
TOTAL NET ASSETS - 100.0%		$19,100,567

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

StockSnips AI Powered Sentiment US All Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$19,044,933	$—	$—	$19,044,933
Money Market Funds	65,526	—	—	65,526
Total Investments	$19,110,459	$—	$—	$19,110,459

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

4